Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
CIK	dei_EntityCentralIndexKey	0000906185
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2022
Prospectus Date	rr_ProspectusDate	Jan. 26, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Janus Henderson Global Sustainable Equity Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHISX